Intangible Assets - Summary of Changes in Company's Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	$ 603.8	$ 665.1
Additions	43.5	28.2
Business combinations	22.6
Depreciation	(40.7)	(39.2)
Impairment	(137.5)	(14.7)
Assets held for sale		(36.9)
Effect of foreign currency exchange rate changes	3.2	1.3
Carrying amount, Ending balance	494.9	603.8
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	252.3	252.3
Additions	0.0	0.0
Business combinations	22.3
Depreciation	0.0	0.0
Impairment	(95.0)	0.0
Assets held for sale		0.0
Effect of foreign currency exchange rate changes	0.0	0.0
Carrying amount, Ending balance	179.6	252.3
Trademark [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	138.2	164.6
Additions	0.0	0.0
Business combinations	0.0
Depreciation	0.0	0.0
Impairment	(15.5)	(8.9)
Assets held for sale		(18.6)
Effect of foreign currency exchange rate changes	0.0	1.1
Carrying amount, Ending balance	122.7	138.2
Software and licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	169.7	173.6
Additions	43.5	28.2
Business combinations	0.3
Depreciation	(35.2)	(31.8)
Impairment	(5.8)	(2.0)
Assets held for sale		0.0
Effect of foreign currency exchange rate changes	1.4	1.7
Carrying amount, Ending balance	173.9	169.7
Patents [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	33.6	40.2
Additions	0.0	0.0
Business combinations	0.0
Depreciation	(4.3)	(4.4)
Impairment	(12.4)	0.0
Assets held for sale		0.0
Effect of foreign currency exchange rate changes	1.8	(2.2)
Carrying amount, Ending balance	18.7	33.6
Dealer network [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	0.0	23.0
Additions		0.0
Depreciation		(1.7)
Impairment		(3.8)
Assets held for sale		(18.3)
Effect of foreign currency exchange rate changes		0.8
Carrying amount, Ending balance	0.0	0.0
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	10.0	11.4
Additions	0.0	0.0
Business combinations	0.0
Depreciation	(1.2)	(1.3)
Impairment	(8.8)	0.0
Assets held for sale		0.0
Effect of foreign currency exchange rate changes	0.0	(0.1)
Carrying amount, Ending balance	$ 0.0	$ 10.0